Fair Value of Financial Instruments - Estimated Fair Values and Carrying Amounts of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial Assets
Cash and cash equivalents	$ 548,095	$ 391,396	$ 970,977	$ 573,296
Loans and loans held for sale, net of unearned income	11,581,116	9,620,461	8,766,055
FDIC loss share receivable	69,627	162,312
Financial Liabilities
Deposits	12,520,525	10,737,000	10,748,277
Short-term borrowings	845,742	680,344	303,045
Long-term debt	403,254	280,699
Carrying Amount [Member]
Financial Assets
Cash and cash equivalents	548,095	391,396
Investment securities	2,275,813	2,090,906
Loans and loans held for sale, net of unearned income	11,581,116	9,620,461
FDIC loss share receivable	69,627	162,312
Derivative instruments	32,903	30,076
Accrued interest receivable	37,696	32,143
Financial Liabilities
Deposits	12,520,525	10,737,000
Short-term borrowings	845,742	680,344
Long-term debt	403,254	280,699
Derivative instruments	31,354	26,735
Accrued interest payable	8,258	6,102
Fair Value [Member]
Financial Assets
Cash and cash equivalents	548,095	391,396
Investment securities	2,278,334	2,089,363
Loans and loans held for sale, net of unearned income	11,605,446	9,724,432
FDIC loss share receivable	19,606	21,918
Derivative instruments	32,903	30,076
Accrued interest receivable	37,696	32,143
Financial Liabilities
Deposits	12,298,017	10,226,573
Short-term borrowings	845,742	680,344
Long-term debt	376,139	235,503
Derivative instruments	31,354	26,735
Accrued interest payable	$ 8,258	$ 6,102